Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2022	December 31, 2021
Balance, beginning of year	$172,824	$191,865
Capital expenditures	6,359	3,298
Property acquisitions	301	1,100
Divestitures	(498)	(166)
Property swaps	385	408
Impairment reversal	22,503	—
Exploration and evaluation expense	(30,239)	(15,212)
Transfers to oil and gas properties (note 6)	(8,496)	(7,727)
Foreign currency translation	5,545	(742)
Balance, end of year	$168,684	$172,824